FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENTS

18.FAIR VALUE MEASUREMENT

Information about inputs into the fair value measurement of the Group’s assets that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair value measurement at reporting date using
		Quoted prices in active	Significant other	Significant
		markets for identical assets	observable inputs	unobservable
Description	Fair value	(Level 1)	(Level 2)	inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
As of December 31, 2021	884,996	—	884,996	—
As of December 31, 2022	3,458,089	—	3,458,089	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. For short-term investments, which consists of wealth management products and deposits, the Group refers to the quoted rate of return provided by financial institutions at the end of each reporting period, which is classified as Level 2 of fair value measurement.